Supplemental Guarantor Information (Tables)	9 Months Ended
Sep. 30, 2019
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Consolidated Statement of Financial Position

	Parent		Combined Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Consolidated Statement of Financial Position As of September 30, 2019
Assets:
Current assets:
Cash and cash equivalents	Ps.	11,058	Ps.	7,991	Ps.	11,181	Ps.	—	Ps.	30,230
Accounts receivable, net		20,120		26,830		56,995		(92,985)		10,960
Inventories		—		1,728		7,929		—		9,657
Recoverable taxes		232		1,290		6,300		—		7,822
Other current assets		290		211		2,838		—		3,339

Total current assets		31,700		38,050		85,243		(92,985)		62,008

Non-current assets:
Investments in other entities		155,036		146,495		3,604		(294,548)		10,587
Property, plant and equipment, net		—		18,304		41,101		—		59,405
Rights of use assets		—		635		723		—		1,358
Intangible assets, net		28,863		36,620		46,981		—		112,464
Deferred tax assets		3,923		1,838		3,808		—		9,569
Other non-current assets		22,769		6,214		20,726		(42,400)		7,309
Total non-current assets		210,591		210,106		116,943		(336,948)		200,692

Total assets	Ps.	242,291	Ps.	248,156	Ps.	202,186	Ps.	(429,933)	Ps.	262,700

Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps.	9,814	Ps.	—	Ps.	6,885	Ps.	—	Ps.	16,699
Current portionof lease liabilities		—		143		328		—		471
Interest Payable		972		—		21		—		993
Suppliers		7		10,566		7,254		(115)		17,712
Other current liabilities		35,669		39,874		37,740		(92,871)		20,412

Total current liabilities		46,462		50,583		52,228		(92,986)		56,287

Non-current liabilities:
Long-term debt		58,708		—		1,113		—		59,821
Long- lease liabilities		—		493		420		—		913
Other non-current liabilities		14,081		36,703		7,594		(42,400)		15,978

Total non-current liabilities		72,789		37,196		9,127		(42,400)		76,712

Total liabilities		119,251		87,779		61,355		(135,386)		132,999

Equity:
Equity attributable to equity holders of the parent		123,040		160,377		134,172		(294,547)		123,042
Non-controlling interest in consolidated subsidiaries		—		—		6,659		0		6,659

Total equity		123,040		160,377		140,831		(294,547)		129,701

Total liabilities and equity	Ps.	242,291	Ps.	248,156	Ps.	202,186	Ps.	(429,933)	Ps.	262,700

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Consolidated Statement of Financial Position As of December 31, 2018
Assets:
Current assets:
Cash and cash equivalents	Ps.	16,529	Ps.	1,025	Ps.	6,173	Ps.	—	Ps.	23,727
Accounts receivable, net		19,388		31,461		51,028		(87,030)		14,847
Inventories		—		2,717		7,334		—		10,051
Recoverable taxes		80		1,870		4,088		—		6,038
Other current assets		—		170		2,657		—		2,827

Total current assets		35,997		37,243		71,280		(87,030)		57,490

Non-current assets:
Investments in other entities		160,014		131,357		3,766		(284,619)		10,518
Property, plant and equipment, net		—		18,378		43,564		—		61,942
Intangible assets, net		27,824		36,361		52,619		—		116,804
Deferred tax assets		3,043		1,807		3,588		—		8,438
Other non-current assets		19,060		6,282		25,149		(41,896)		8,595
Total non-current assets		209,941		194,185		128,686		(326,515)		206,297

Total assets	Ps.	245,938	Ps.	231,428	Ps.	199,966	Ps.	(413,545)	Ps.	263,787

Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps.	4,700	Ps.	—	Ps.	6,904	Ps.	—	Ps.	11,604
Interest Payable		477		—		20		—		497
Suppliers		11		2,531		17,257		(53)		19,746
Other current liabilities		32,909		82,359		(14,614)		(86,977)		13,677

Total current liabilities		38,097		84,890		9,567		(87,030)		45,524

Non-current liabilities:
Bank loans and notes payable		68,607		—		1,594		—		70,201
Other non-current liabilities		14,292		670		43,246		(41,896)		16,312

Total non-current liabilities		82,899		670		44,840		(41,896)		86,513

Total liabilities		120,996		85,560		54,407		(128,926)		132,037

Equity:
Equity attributable to equity holders of the parent		124,942		145,868		138,753		(284,619)		124,944
Non-controlling interest in consolidated subsidiaries		—		—		6,806		—		6,806

Total equity		124,942		145,868		145,559		(284,619)		131,750

Total liabilities and equity	Ps.	245,938	Ps.	231,428	Ps.	199,966	Ps.	(413,545)	Ps.	263,787

Consolidated Statement of Income Statements
	Parent		Combined Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the nine-months periods ended September 30, 2019
Total revenues	Ps.	1	Ps.	73,131	Ps.	113,751	Ps.	(44,379)	Ps.	142,504
Cost of goods sold		18		41,731		74,017		(37,736)		78,030

Gross profit		(17)		31,400		39,734		(6,643)		64,474
Administrative expenses		612		2,600		5,730		(2,457)		6,485
Selling expenses		—		17,553		24,577		(4,186)		37,944
Other expenses (income), net		1		351		617		—		969
Interest expense, net		3,476		2,858		(2,006)		—		4,328
Foreign exchange loss (gain), net		(553)		34		685		—		166
Other financing expense (income), net		—		—		72		—		72
Income taxes		(653)		2,089		2,517		—		3,953
Share of the profit (loss) of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		12,995		9,899		63		(23,052)		(95)

Consolidated Net income	Ps.	10,095	Ps.	15,814	Ps.	7,605	Ps.	(23,052)	Ps.	10,462

Attributable to:
Net income attributable to holders of the parent		10,095		15,814		7,238		(23,052)		10,095
Net income attributable to non-controlling interest		—		—		367		—		367

Consolidated Net income	Ps.	10,095	Ps.	15,814	Ps.	7,605	Ps.	(23,052)	Ps.	10,462

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the nine-months periods ended September 30, 2018
Total revenues	Ps.	1	Ps.	77,484	Ps.	106,155	Ps.	(53,063)	Ps.	130,577
Cost of goods sold		18		49,272		66,375		(45,238)		70,427

Gross profit		(17)		28,212		39,780		(7,825)		60,150
Administrative expenses		109		4,105		5,391		(3,663)		5,942
Selling expenses		—		16,605		23,841		(4,163)		36,283
Other expenses (income), net		1		24		812		—		837
Interest expense, net		3,157		2,629		(1,028)		1		4,759
Foreign exchange loss (gain), net		(461)		148		261		—		(52)
Other financing expense (income), net		—		—		129		—		129
Income taxes		(446)		1,085		3,134		—		3,773
Share of the profit (loss) of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		10,578		7,258		48		(18,045)		(161)

Net income from continuing operations	Ps.	8,201	Ps.	10,874	Ps.	7,288	Ps.	(18,045)	Ps.	8,318

Net income after tax from discontinued operations	Ps.	—	Ps.	—		Ps. 576	Ps.	—	Ps.	576

Consolidated Net income	Ps.	8,201	Ps.	10,874	Ps.	7,864	Ps.	(18,045)	Ps.	8,894

Attributable to:
Equity holders of the parent- continuing		8,201		10,874		6,847		(18,045)		7,877
Equity holders of the parent- discontinued.		—		—		324		—		324
Net income attributable to holders of the parent
Non-controlling interest- continuing		—		—		441		—		441
Non-controlling interest discountinued		—		—		252		—		252
Net income attributable to non-controlling interest

Consolidated Net income	Ps.	8,201	Ps.	10,874	Ps.	7,864	Ps.	(18,045)	Ps.	8,894

Consolidated Statement of Comprehensive Income

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the nine-months periods ended September 30, 2019
Consolidated net income	Ps.	10,095	Ps.	15,814	Ps.	7,605	Ps.	(23,052)	Ps.	10,462

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(472)		390		(782)		390		(474)
Exchange differences on translation of foreign operations		(4,039)		(9,861)		(4,552)		13,900		(4,552)

Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:		(4,511)		(9,471)		(5,334)		14,290		(5,026)

Items not to be reclassified to profit or loss in subsequent periods:
Other equity instruments		—		—		—		—		—
Remeasurements of the net defined benefit liability, net of taxes		(48)		61		(471)		410		(48)

Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(48)		61		(471)		410		(48)

Total comprehensive (loss) income, net of tax		(4,559)		(9,410)		(5,805)		14,700		(5,074)

Consolidated comprehensive income for the year, net of tax	Ps.	5,536	Ps.	6,404	Ps.	1,800	Ps.	(8,352)	Ps.	5,388

Attributable to:
Equity holders of the parent	Ps.	5,536	Ps.	6,404	Ps.	1,947	Ps.	(8,352)	Ps.	5,535
Non-controlling interest-		—		—		(147)		—		(147)

Consolidated comprehensive income for the year, net of tax	Ps.	5,536	Ps.	6,404	Ps.	1,800	Ps.	(8,352)	Ps.	5,388

	Parent		Combined Wholly- o wned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the nine-months periods ended September 30, 2018
Consolidated net income (loss)	Ps.	8,201	Ps.	10,874	Ps.	7,864	Ps.	(18,045)	Ps.	8,894

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(410)		(517)		1,028		(517)		(416)
Exchange differences on translation of foreign operations		(8,192)		(401)		(13,798)		8,593		(13,798)

Net other comprehensive income to be reclassified to profit or loss in subsequent periods:		(8,602)		(918)		(12,770)		8,076		(14,214)

Items not to be reclassified to profit or loss in subsequent periods:
Other equity instruments		—		—		—		—		—
Remeasurements of the net defined benefit liability, net of taxes		135		(76)		(88)		197		168

Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		135		(76)		(88)		197		168

Total comprehensive (loss) income, net of tax		(8,467)	Ps.	(994)	Ps.	(12,858)	Ps.	8,273	Ps.	(14,046)

Consolidated comprehensive income for the year, net of tax	Ps.	(266)	Ps.	9,880	Ps.	(4,994)	Ps.	(9,772)	Ps.	(5,152)

Attributable to:
Equity holders of the parent- continuing	Ps.	(266)	Ps.	9,880	Ps.	(1,344)	Ps.	(9,772)	Ps.	(1,502)
Equity holders of the parent- discontinued		—		—		(1,450)		—		(1,450)
Non-controlling interest-continuing		—		—		(1,211)		—		(1,211)
Non-controlling interest- discontinued		—		—		(989)		—		(989)

Consolidated comprehensive income for the year, net of tax	Ps.	(266)	Ps.	9,880	Ps.	(4,994)	Ps.	(9,772)	Ps.	(5,152)

Consolidated Statement of Cash Flows
	Parent		Combined Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended September 30,2019
Cash flows from operating activities:
Income before income taxes.	Ps.	9,442	Ps.	17,903	Ps.	10,122	Ps.	(23,052)	Ps.	14,415
Non-cash items		(12,021)		(9,581)		8,986		23,052		10,436
Changes in working capital		(224)		2,447		(1,559)		(132)		532

Net cash flows (used in)/from operating activities		(2,803)		10,769		17,549		(132)		25,383

Investing activities:
Acquisition and mergers, net of cash acquired		—		—		—		—		—
Interest received		2,204		1,833		4,151		(7,280)		908
Acquisition of long-lived assets, net		—		(2,442)		(3,946)		—		(6,388)
Acquisition of intangible assets and other investing activities		(4,148)		53		3,892		—		(203)
Investments in shares		(52)		(222)		3,815		(3,861)		(320)
Dividends received		11,942		868		1		(12,810)		1

Net cash flows used in investing activities		9,946		90		7,913		(23,951)		(6,002)

Financing activities:
Proceeds from borrowings		9,400		—		1,471		—		10,871
Repayment of borrowings		(14,082)		—		(1,605)		—		(15,687)
Interest paid		(2,507)		(25)		(7,735)		7,280		(2,987)
Interest paid on leases		—		(99)		—		—		(99)
Payments of leases		—		(211)		—		(132)		(343)
Dividends paid		(3,718)		(9,151)		(3,663)		12,810		(3,722)
Proceeds from issuing shares		—		—		—		—		—
Other financing activities		(1,619)		5,605		(8,642)		4,125		(531)

Net cash flows (used in)/from financing activities		(12,526)		(3,881)		(20,174)		24,083		(12,498)

Net increase (decrease) in cash and cash equivalents		(5,383)		6,978		5,288		—		6,883
Initial balance of cash and cash equivalents		16,529		1,026		6,172		—		23,727
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(88)		(13)		(279)		—		(380)

Ending balance of cash and cash equivalents	Ps.	11,058	Ps.	7,991	Ps.	11,181	Ps.	—	Ps.	30,230

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows nine-month period ended September 30,2018
Cash flows from operating activities:
Income before income taxes for continuing op.	Ps.	7,755	Ps.	11,959	Ps.	10,422	Ps.	(18,045)		Ps. 12,091
Non-cash items		(9,488)		(6,568)		10,780		18,045		12,769
Changes in working capital		(46)		(10,476)		4,286		—		(6,236)

Net cash flows (used in)/from operating activities for continuing operations		(1,779)		(5,085)		25,488		—		18,624

Income before taxes for discontinued operations		—		—		1,042		—		1,042

Operationactivities for discontinued operations		—		—		(112)		—		(112)

Investing activities:
Acquisition and mergers, net of cash acquired		—		—		(5,692)		—		(5,692)
Interest received		2,199		1,552		3,552		(6,600)		703
Acquisition of long-lived assets, net		—		(2,301)		(3,565)		—		(5,866)
Acquisition of intangible assets and other investing activities		5,554		(48)		(6,704)		—		(1,198)
Investments in shares		(9,474)		(1,832)		(4,260)		15,363		(203)
Dividends received		4,816		512		—		(5,327)		1

Net cash flows (used in)/from investing activities for continuing operations		3,095		(2,117)		(16,669)		3,436		(12,255)

Net cash flows (used in)/from investing activities for discontinued operations		—		—		(397)		—		(397)

Financing activities:
Proceeds from borrowings		10,200		—		2,766		—		12,966
Repayment of borrowings		(54)		—		(4,257)		—		(4,311)
Interest paid		(2,473)		(25)		(7,113)		6,599		(3,012)
Interest paid on leases		—		—		—		—		—
Payments of leases		—		—		—		—		—
Dividends paid		(3,529)		(4,434)		(894)		5,328		(3,529)
Increase in capital stock		—		1,830		—		(1,830)		—
Other financing activities		(755)		9,786		4,636		(15,362)		(1,695)

Net cash flows (used in)/from financing activities in continuing operations		3,389		7,157		(4,862)		(5,265)		419

Net cash flows (used in)/from financing activities		—		—		(138)		—		(138)

Net (decrease) increase in cash and cash equivalents		4,705		(45)		3,957		(1,829)		6,788
Net (decrease) increase in cash and cash equivalents for discontinued operations		—		—		395		—		395
Initial balance of cash and cash equivalents		7,017		926		10,824		—		18,767
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		15		44		(1,617)		—		(1,558)
Cash and cash equivalents at the end of the period discontinued operations		—		—		(5,917)		—		(5,917)

Ending balance of cash and cash equivalents	Ps.	11,737	Ps.	925	Ps.	7,642	Ps.	(1,829)	Ps.	18,475